Schedule I-Summary of Investments Other-Than-Investments in Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 110,078
Fair Value	120,126
Amount at which shown in balance sheet	119,220	$ 132,800
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	77,093	85,562
Fair Value	85,748	$ 97,469
Amount at which shown in balance sheet	85,748
United States Government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	646
Fair Value	813
Amount at which shown in balance sheet	813
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	24,128
Fair Value	25,674
Amount at which shown in balance sheet	25,674
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	255
Fair Value	369
Amount at which shown in balance sheet	369
Commercial mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	385
Fair Value	391
Amount at which shown in balance sheet	391
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	6,356
Fair Value	7,272
Amount at which shown in balance sheet	7,272
Corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	45,323
Fair Value	51,229
Amount at which shown in balance sheet	51,229
Non-redeemable preferred stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	6,932
Fair Value	7,419
Amount at which shown in balance sheet	7,419
Commercial mortgage loans on real estate, at amortized cost
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	15,311
Fair Value	16,217
Amount at which shown in balance sheet	15,311
Policy loans
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	244
Fair Value	244
Amount at which shown in balance sheet	244
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	10,498
Fair Value	10,498
Amount at which shown in balance sheet	$ 10,498